Annual Total Returns - Investor Freedom Income® Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom Income® Portfolio - VIP Investor Freedom Income Portfolio-Investor VIP
Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	1.54%
Annual Return 2012	6.54%
Annual Return 2013	5.43%
Annual Return 2014	3.80%
Annual Return 2015	(0.37%)
Annual Return 2016	4.43%
Annual Return 2017	8.45%
Annual Return 2018	(2.03%)
Annual Return 2019	12.02%
Annual Return 2020	10.40%